Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Derivative Financial Instruments	Net Risk Management Assets and Liabilities

Aggregate net risk management assets and (liabilities) are as follows:

As at Dec. 31, 2019
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	70	15	85
Long-term	606	1	607
Net commodity risk management assets	676	16	692
Other
Current	—	—	—
Long-term	—	4	4
Net other risk management assets	—	4	4

Total net risk management assets	676	20	696

As at Dec. 31, 2018
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	59	—	59
Long-term	628	(8)	620
Net commodity risk management assets (liabilities)	687	(8)	679
Other
Current	—	(3)	(3)
Long-term	—	1	1
Net other risk management liabilities	—	(2)	(2)

Total net risk management assets (liabilities)	687	(10)	677
The Corporation’s outstanding commodity derivative instruments designated as hedging instruments are as follows:

As at Dec. 31	2019		2018
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	222	—	2,128	—
The Corporation’s outstanding commodity derivative instruments not designated as hedging instruments are as follows:

As at Dec. 31	2019		2018
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	16,097	7,204	58,885	37,023
Natural gas (GJ)	38,062	55,023	80,413	110,488
Transmission (MWh)	—	1,818	29	11,163
Emissions (MWh)	184	138	—	—
Emissions (tonnes)	2,436	2,446	3,134	2,948

As at Dec. 31		2019		2018
Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity	Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity
Foreign exchange forward contracts – foreign-denominated receipts/expenditures
AUD286	CAD266	—	2020 - 2023	AUD218	CAD205	(5)	2019-2022
USD108	CAD139	(4)	2020 - 2023	USD164	CAD214	(7)	2019-2022
Foreign exchange forward contracts – foreign-denominated debt
CAD191	USD150	6	2022	CAD124	USD100	10	2022

Net Arrangements
Information about the Corporation’s financial assets and liabilities that are subject to enforceable master netting arrangements or similar agreements is as follows:

As at Dec. 31	2019				2018
	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities
Gross amounts recognized	316	631	(191)	(100)	224	657	(116)	(42)
Gross amounts set-off	(140)	(42)	140	42	(53)	(6)	53	6
Net amounts as included in the Consolidated Statements of Financial Position	176	589	(51)	(58)	171	651	(63)	(36)

Effect of Hedges
The impact of hedged items designated in hedging relationships on OCI and net earnings is:

Year ended Dec. 31, 2019
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	77	Revenue	(59)	Revenue	—
Forward starting interest rate swaps	—	Interest expense	6	Interest expense	—
OCI impact	77	OCI impact	(53)	Net earnings impact	—

Year ended Dec. 31, 2018
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(9)	Revenue	(67)	Revenue	—
Foreign exchange forwards on US debt	—	Foreign exchange (gain) loss	3	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	—	Interest expense	7	Interest expense	—
OCI impact	(9)	OCI impact	(57)	Net earnings impact	—

Currency Rate Risk
The possible effect on net earnings and OCI, due to changes in foreign exchange rates associated with financial instruments denominated in currencies other than the Corporation’s functional currency, is outlined below. The sensitivity analysis has been prepared using management’s assessment that an average three cent (2018 and 2017 - four cent) increase or decrease in these currencies relative to the Canadian dollar is a reasonable potential change over the next quarter.

Year ended Dec. 31	2019		2018		2017
Currency	Net earnings increase (decrease)(1)	OCI gain(1),(2)	Net earnings increase(1)	OCI gain(1),(2)	Net earnings decrease(1)	OCI gain(1),(2)
USD	(18)	2	(13)	—	(5)	—
AUD	(6)	—	(7)	—	(7)	—
Total	(24)	2	(20)	—	(12)	—
(1) These calculations assume an increase in the value of these currencies relative to the Canadian dollar.  A decrease would have the opposite effect.
(2) The foreign exchange impact related to financial instruments designated as hedging instruments in net investment hedges has been excluded.

Credit Risk	The following table outlines the Corporation’s maximum exposure to credit risk without taking into account collateral held, including the distribution of credit ratings, as at Dec. 31, 2019:

	Investment grade (Per cent)	Non-investment grade (Per cent)	Total (Per cent)	Total amount
Trade and other receivables(1)	85	15	100	462
Long-term finance lease receivable	100	—	100	176
Risk management assets(1)	99	1	100	806
Loan receivable(2)	—	100	100	47
Total				1,491

(1) Letters of credit and cash and cash equivalents are the primary types of collateral held as security related to these amounts.
(2) The counterparty has no external credit rating. Refer to Note 21 for further details.
Maturity Analysis of Financial Liabilities
A maturity analysis of the Corporation’s financial liabilities is as follows:

	2020	2021	2022	2023	2024	2025 and thereafter	Total
Accounts payable and accrued liabilities	413	—	—	—	—	—	413
Long-term debt(1)	494	98	625	372	105	1,410	3,104
Exchangeable securities(2)	—	—	—	—	—	350	350
Commodity risk management assets	(89)	(89)	(143)	(139)	(135)	(97)	(692)
Other risk management (assets) liabilities	1	—	(6)	2	—	(1)	(4)
Lease obligations	19	14	9	6	4	90	142
Interest on long-term debt and lease obligations(3)	161	138	128	98	87	671	1,283
Interest on exchangeable securities(2, 3)	25	25	25	24	24	—	123
Dividends payable	37	—	—	—	—	—	37
Total	1,061	186	638	363	85	2,423	4,756
(1) Excludes impact of hedge accounting.
(2) Assumes the debentures will be exchanged on Jan. 1, 2025. Refer to Note 24 for further details.
(3) Not recognized as a financial liability on the Consolidated Statements of Financial Position
Hedging Instruments
The impact of the hedging instruments on the statement of financial position is as follows:

As at Dec. 31, 2019
	Notional amount		Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales	19	MMWh	678	Risk management assets	47
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD370		CAD483	Credit facilities, long-term debt and finance lease obligations	21

As at Dec. 31, 2018
	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales	23 MMWh	687	Risk management assets	60
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD400	CAD546	Credit facilities, long-term debt and finance lease obligations	(41)

The impact of the hedged items on the statement of financial position is as follows:

As at Dec. 31, 2019	2019		2018
	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)
Commodity price risk
Cash flow hedges
Power forecast sales – Centralia	47	527	60	508

	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)
Net investment hedges
Net investment in foreign subsidiaries	21	(21)	(41)	17